Related Party Transactions - Schedule of Represented Related Party (Details) - Related Party [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Represented Related Party [Line Items]
Amounts due to related parties	$ 249,338	$ 240,166
Wuxi Kaiteng Mold Factory [Member]
Schedule of Represented Related Party [Line Items]
Amounts due to related parties	$ 249,338	$ 240,166